Off Balance Sheet Commitments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Off Balance Sheet Commitments

Note 15: Off balance sheet commitments

Except for the lease obligations presented in Notes 3.1 and 15, no significant changes occurred in contingent liabilities between December 31, 2018 and June 30, 2019.